Subsequent Events - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended
	Feb. 14, 2022	May 14, 2021	May 01, 2021	Jul. 31, 2021	Dec. 31, 2021	May 31, 2021	Mar. 31, 2021	Mar. 31, 2020	May 31, 2019
Debt principal amount							$ 20,000		$ 20,000
Interest rate			10.00%
Maturity date			5 years
Long term debt					$ 204,042		170,280	$ 108,592
Cantor Fitzgerald Co. [Member]
Purchase obligation	$ 250,000
Percentage of common shares volume-weighted average price	99.00%
Upfront commitment fee number of shares issued | shares	145,986
Dermavant Sciences Ltd [Member]
Warrants exercise price						$ 0.01
Dermavant Sciences Ltd [Member] | Subsequent Event [Member]
Warrants issued to purchase common shares		1,199,072
Warrants exercise price		$ 0.01
Dermavant Sciences Ltd [Member] | Subsequent Event [Member] | Credit Facility [Member]
Debt principal amount		$ 40,000
Interest rate		10.00%
Maturity date		5 years
Dermavant Sciences Ltd [Member] | Subsequent Event [Member] | Revenue Interest Purchase and Sale Agreement [Member]
Revenue interest purchase and sale agreement amount		$ 160,000
Revenue interest purchase and sale agreement committed fund to be paid		$ 160,000
Dermavant Sciences Ltd [Member] | Subsequent Event [Member] | Revision of Prior Period, Reclassification, Adjustment
Long term debt							$ 3,100
Sumitomo Pharmaceuticals (Suzhou) Co., Ltd. [Member] | Subsequent Event [Member]
Business combination, paid in cash			$ 5,000
Datavant [Member] | Subsequent Event [Member]
Proceeds From Sale Of Investment				$ 320,000